Real Estate Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate Loans Receivable (Tables) [Abstract]
Summary of real estate loans receivable	The following is a summary of our real estate loans receivable (in thousands):
	December 31,
	2012	2011
Mortgage loans	$87,955	$63,934
Other real estate loans	807,710	228,573
Totals	$895,665	$292,507

Summary of real estate loan activity

The following is a summary of our real estate loan activity for the periods presented (in thousands):

	Year Ended
	December 31, 2012				December 31, 2011			December 31, 2010
	Seniors	Seniors			Seniors			Seniors
	Housing	Housing	Medical		Housing	Medical		Housing	Medical
	Triple-net	Operating(1)	Facilities	Totals	Triple-net	Facilities	Totals	Triple-net	Facilities	Totals
Advances:
Investments in new loans	$2,220	$580,834	$38,336	$621,390	$18,541	$0	$18,541	$9,742	$41,644	$51,386
Draws on existing loans	41,754	0	1,950	43,704	29,752	3,184	32,936	46,113	1,236	47,349
Sub-total	43,974	580,834	40,286	665,094	48,293	3,184	51,477	55,855	42,880	98,735
Less: Seller financing on property sales	0	0	0	0	0	0	0	0	(1,470)	(1,470)
Net cash advances on real estate loans	43,974	580,834	40,286	665,094	48,293	3,184	51,477	55,855	41,410	97,265
Receipts:
Loan payoffs	10,387	0	2,168	12,555	162,705	2,943	165,648	5,619	6,233	11,852
Principal payments on loans	19,786	0	2,679	22,465	17,856	5,307	23,163	24,203	7,440	31,643
Total receipts on real estate loans	30,173	0	4,847	35,020	180,561	8,250	188,811	29,822	13,673	43,495
Net advances (receipts) on real estate loans	$13,801	$580,834	$35,439	$630,074	$(132,268)	$(5,066)	$(137,334)	$26,033	$27,737	$53,770

(1) Represents loan to Sunrise Senior Living, Inc. that was acquired upon merger consummation on January 9, 2013 as discussed in Note 21.

Summary of allowance for losses on loans receivable

The following is a summary of the allowance for losses on loans receivable for the periods presented (in thousands):

	Year Ended December 31,
	2012(1)	2011(2)	2010(3)
Balance at beginning of year	$-	$1,276	$5,183
Provision for loan losses	27,008	2,010	29,684
Charge-offs	(27,008)	(3,286)	(33,591)
Balance at end of year	$-	$-	$1,276

(1) Provision and charge-off amounts relate to one entrance fee community in our seniors housing triple-net segment.
(2) Provision and charge-off amounts relate to one hospital in our medical facilities segment.
(3) Provision and charge-off amounts relate to certain early stage seniors housing and CCRC development projects in our seniors housing triple-net segment.

Summary of loan impairments

The following is a summary of our loan impairments (in thousands):

	Year Ended December 31,
	2012	2011	2010
Balance of impaired loans at end of year	$4,230	$6,244	$9,691
Allowance for loan losses	-	-	1,276
Balance of impaired loans not reserved	$4,230	$6,244	$8,415
Average impaired loans for the year	$5,237	$7,968	$38,409
Interest recognized on impaired loans(1)	44	-	103

(1) Represents interest recognized prior to placement on non-accrual status.